SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 15 – SUBSEQUENT EVENTS

On April 1, 2024, the Company granted 200,000 restricted stock units for shares of its common stock to employees, vesting in substantially equal monthly installments over one year.

On April 1, 2024, the Company issued 41,667 shares of its common stock for vested restricted stock units.

On April 16, 2024, the Company issued 278,000 shares of its common stock to consultants for services rendered valued at $419,780.

On May 1, 2024, the Company granted 200,000 restricted stock units for shares of its common stock to employees of which 150,000 shares were fully vested at the time of grant and 50,000 shares vest monthly over one year in substantially equal monthly installments.

On May 1, 2024, the Company issued 58,333 shares of its common stock for vested restricted stock units.

On May 1, 2024, the Company entered into a securities purchase agreement with certain accredited investors, pursuant to which the Company sold to the Investors an aggregate of 783,406 shares of the Company’s common stock at a purchase price of $1.4605 per share, and warrants to purchase up to 391,703 shares of common stock at an exercise price of $1.398 per share, that will become exercisable six months after the date of issuance and will expire five and one-half years following the date of issuance, in exchange for aggregate consideration of $1,144,164, including $634,999 in cash and $509,165 representing conversion of the principal balance of and accrued interest on the previously issued related party note payable. The note was not convertible by its terms, but the holder has agreed to convert it into shares of common stock and warrants under the Purchase Agreement as described above. (See Note 9).

NOTE 17 – SUBSEQUENT EVENTS

Notices of Delisting

On March 5, 2024, the Company received a letter from the Listing Qualifications Department of Nasdaq (the “Staff”) stating that the Company has not regained compliance with Listing Rule 5550(a)(2) because the Company’s common stock did not meet the minimum bid price of $1.00 per share required for continued listing on The Nasdaq Capital Market, and the Company is not eligible for a second 180 day cure period under Rule 5810(c)(3)(A)(2) because the Company does not comply with the $5,000,000 minimum stockholders’ equity initial listing requirement for The Nasdaq Capital Market, and that accordingly, Nasdaq would delist the Company’s common stock unless the Company requested an appeal of this determination. On March 11, 2024, the Company submitted a request for a hearing before the Nasdaq Hearings Panel to appeal the Staff’s delisting determination.

On March 12, 2024, the Company received a letter from the Staff stating that based upon the Staff’s review of the Company and pursuant to Listing Rule 5101, the Staff believes that the Company no longer has an operating business and is a “public shell,” and that the continued listing of its securities is no longer warranted, in view of work force reductions and resignations of members of the board of directors and officers (see below).

The letter further stated that the Company no longer meets the requirement of Rule 5550(b)(2) to maintain a minimum Market Value of Listed Securities of $35 million, if none of the other standards set forth in Rule 5550(b) is met.

The Staff stated that the foregoing matters serve as an additional basis for delisting the Company’s common stock from The Nasdaq Stock Market, and that the Hearings Panel will consider this matter in rendering a determination regarding the Company’s continued listing on The Nasdaq Capital Market.

The Company intends also to appeal the foregoing determinations. The requested hearing before the Hearings Panel will be held on May 7, 2024.

Lack of funding, workforce reductions, resignations of members of the Company’s board of directors and certain officers

On January 28, 2024 and February 20, 2024, management of the Company commenced a workforce reduction intended to reduce significantly the annual cash burn which was completed as of February 20, 2024. The workforce reduction consisted of the departure of sixteen employees, effective as of January 31, 2024 and included the departure of John Sieckhaus, the Company’s Chief Operating Officer, and Gray Fleming, the Company’s Chief Commercial Officer and twenty six employees effective February 20, 2024. The effect of the workforce reductions had significantly reduce operations in the short-term.

On February 15, 2024, Steve Buhaly resigned from his position as the Chief Financial Officer of the Company effective as of the same date.

On February 19, 2024, David Weild IV, Donald E. Foley, Patrick J. Gallagher and James J. Barry, resigned from their positions as directors of the Company, effective as of the same date.

On February 20, 2024, James L. Klein and Frederick D. Hrkac resigned from their positions as directors of the Company, effective as of the same date.

On February 20, 2024 due to lack of funding, the company had laid off the entire workforce except for the CEO.

On February 27, 2024, the company re-appointed Frederick D. Hrkac as a director and the president and principal executive officer. Additionally, on February 27, 2024, Kenneth L. Londoner resigned from his positions as director, executive chairman and chief executive officer of the Company and from any and all committees, offices, appointments, designations, responsibilities or other capacities related to the Company or any of its subsidiaries, effective as of the same date.

Currently, the Company has 4 employees and 4 key consultants. Dependent upon funding, Mr. Hrkac would plan on hiring a team of 4-6 persons to execute the business development strategy of finding partners for the commercialization of PURE EP, develop new products in the field of Pulse Field Ablation and to continue to integrate PURE EP into today’s lab equipment.

Issuance of debt

On March 7, 2024, the Company issued a promissory note to an investor and related party (10% plus shareholder) for $500,000. The Company designated its 12% note due 2026, in accordance with exemptions from registration under the Securities Act of 1933, as amended (the “Securities Act”).

The note is due March 7, 2026. The Company promises to pay interest in cash on the unpaid principal amount of this note at a rate per annum equal to twelve percent (12%), commencing to accrue on the date hereof and payable on the maturity date or earlier prepayment as provided therein. The Note contains customary events of default.

The Company may prepay all or any portion of the principal amount of the Note at any time or from time to time without penalty.

Equity transactions

On January 12, 2024, the Company entered into a securities purchase agreement with certain accredited and institutional investors, pursuant to which the Company sold to the investors an aggregate of 260,720 shares of the Company’s common stock and warrants to purchase up to 130,363 shares of common stock, at a purchase price of $3.989 per share and a warrant to purchase one-half of a share. The warrants have an exercise price of $3.364 per share, will become exercisable six months after the date of issuance and will expire five and one-half years following the date of issuance. The gross proceeds from this offering were $1,040,000.

On January 4, 2024, the Company issued 250 shares of its common stock for vested restricted stock units.

On February 5, 2024, the Company issued 76,744 shares of its common stock to former employees for services rendered, valued at $64,879.

In January 2024, the Company issued 77,500 shares of its common stock to consultants for services rendered, valued at $227,150.

In February 2024, the Company issued 1,250 shares of its common stock for vested restricted stock units.

On March 1, 2024, the Company issued 1,600,000 shares of its common stock to an officer, an employee and key consultants for services rendered, valued at $1,093,810.

On March 1, 2024, the Company granted 500,000 shares of its common stock to a key consultant, vesting in substantially equal monthly installments over one year, for services rendered, valued at $352,550.

On March 1, 2024, the Company entered into three business development consulting agreements with an officer and key consultants, each for $10,000 per month and a three-month term. The Company may terminate upon giving consultant ten (10) days prior written notice. The Company may terminate immediately and without prior notice if consultant refuses to or is unable to perform the services or is in breach of any material provision of the agreement.

On March 1, 2024, the Company entered into a one-year consulting agreement with a consultant to provide clinical development services for $16,667 per month. The Company may terminate upon giving consultant thirty (30) days prior written notice. The Company may terminate immediately and without prior notice if consultant refuses to or is unable to perform the services or is in breach of any material provision of the agreement.

On March 15, 2024, the Company issued 100,000 shares of its common stock to a consultant for services rendered, valued at $53,020.

On April 1, 2024, the Company granted 200,000 shares of its common stock to employees, vesting in substantially equal monthly installments over one year.

On April 1, 2024, the Company issued 41,667 shares of its common stock for vested restricted stock units.